SEGMENT INFORMATION (Narrative) (Details) - USD ($)	3 Months Ended	6 Months Ended		12 Months Ended
	Jun. 30, 2026	Jun. 30, 2026	Jun. 30, 2025	Dec. 31, 2025	Dec. 31, 2024
Segment Reporting [Line Items]
Consolidated total assets	$ 32,532,280	$ 32,532,280		$ 28,386,884	$ 10,300,586
Stock-based compensation	2,667,978	4,464,752	$ 0	$ 6,069,560	$ 0
Management compensation [Member]
Segment Reporting [Line Items]
Stock-based compensation	$ 601,162	$ 1,038,680